(Loss)/earnings per share (Tables)	12 Months Ended
Jun. 30, 2021
(Loss)/earnings per share
Schedule of (loss)/earnings per share

	2021	2020	2019
(Loss)/profit for the year (£’000)	(92,216)	(23,233)	18,881
Basic (loss)/earnings per share (pence)	(56.60)	(14.14)	11.48
Diluted (loss)/earnings per share (pence)(1)	(56.60)	(14.14)	11.47

Schedule of weighted average number of shares

	2021	2020	2019
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares	41,939	40,573	40,526
Class B ordinary shares	122,683	124,000	124,000
Treasury shares	(1,683)	(320)	—
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share	162,939	164,253	164,526
Adjustment for calculation of diluted (loss)/earnings per share assumed conversion into Class A ordinary shares(1)	—	—	140
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share(1)	162,939	164,253	164,666
(1)	For the years ended 30 June 2021 and 30 June 2020, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the year ended 30 June 2019, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.